Loans, Impaired Loans, and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 121	$ 81
Financial assets, amortized cost	$ 108,862	$ 127,656
Collateral held against impaired loans	77.00%	81.00%
Modified Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	$ 407	$ 408
Gross carrying amount	$ 243	$ 0